MARKETABLE SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive income from available-for-sale securities	$ 145	$ 218
Reclassification to earnings of realized gain from available-for-sale securities	0	(20)
Unrealized loss from available-for-sale securities	28	(53)
Other comprehensive income from available-for-sale securities	$ 173	$ 145